As filed with the Securities and Exchange Commission on December 29, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 429	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 431	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (January 27, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 429 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 65, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 429 is filed solely for the purpose of designating January 27, 2017 as the new effective date of Post-Effective Amendment No. 65, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 71 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 77 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 83 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 94 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 101 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 107 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 121 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 133 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 144 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 155 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 165 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 175 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 185 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 195 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 205 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 215 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 225 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 235 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 245 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 255 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 265 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 276 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 287 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 297 to the Trust’s Registration Statement, as filed December 30, 2015, Post-Effective Amendment No. 307 to the Trust’s Registration Statement, as filed January 28, 2016, Post-Effective Amendment No. 317 to the Trust’s Registration Statement, as filed February 25, 2016, Post-Effective Amendment No. 327 to the Trust’s Registration Statement, as filed March 24, 2016, Post-Effective Amendment No. 337 to the Trust’s Registration Statement, as filed April 21, 2016, Post-Effective Amendment No. 347 to the Trust’s Registration Statement, as filed May 19, 2016, Post-Effective Amendment No. 357 to the Trust’s Registration Statement, as filed June 16, 2016, Post-Effective Amendment No. 367 to the Trust’s Registration Statement, as filed July 14, 2016, Post-Effective Amendment No. 377 to the Trust’s Registration Statement, as filed August 11, 2016, Post-Effective Amendment No. 387 to the Trust’s Registration Statement, as filed September 8, 2016, Post-Effective Amendment No. 397 to the Trust’s Registration Statement, as filed October 6, 2016, Post-Effective Amendment No. 408 to the Trust’s Registration Statement, as filed November 3, 2016, and Post-Effective Amendment No. 419 to the Trust’s Registration Statement, as filed December 1, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 429 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of December, 2016.

PIMCO ETF TRUST (Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	December 29, 2016
Brent R. Harris*

	Trustee	December 29, 2016
Douglas M. Hodge*

	Trustee	December 29, 2016
George E. Borst*

	Trustee	December 29, 2016
E. Philip Cannon*

	Trustee	December 29, 2016
Jennifer H. Dunbar*

	Trustee	December 29, 2016
Gary F. Kennedy*

	Trustee	December 29, 2016
Peter B. McCarthy*

	Trustee	December 29, 2016
Ronald C. Parker*

	President (Principal Executive Officer)	December 29, 2016
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	December 29, 2016
Trent W. Walker*

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.